Share Based Compensation - Summary of Share Option Activity (Detail)	12 Months Ended
Mar. 31, 2017 ₨ / shares shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of shares, Outstanding at beginning of period | shares	414,880
Number of shares, Granted | shares	125,400
Number of shares, Exercised | shares	0
Number of shares, Forfeitures | shares	0
Number of shares, Outstanding at end of period | shares	540,280
Number of shares, Vested and exercisable | shares	409,328
Weighted average exercise price, Outstanding at beginning of period | ₨ / shares	₨ 207
Weighted average exercise price, Granted | ₨ / shares	1,496
Weighted average exercise price, Exercised | ₨ / shares	0
Weighted average exercise price, Forfeitures | ₨ / shares	0
Weighted average exercise price, Outstanding at end of period | ₨ / shares	506
Weighted average exercise price, Vested and exercisable | ₨ / shares	₨ 166